INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Tables)	9 Months Ended
Sep. 30, 2024
Investments In Available For Sale Securities At Fair Value
SCHEDULE OF DETAILED INFORMATION ABOUT INVESTMENT IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE

The following table provides a detailed breakdown of short-term investments (in thousands) as reported in the Condensed Consolidated Statements of Financial Positions:

Description	Estimated Fair Value December 31, 2023	Deposit / (Withdraw)	Dividends, Interest & Income	Gross Unrealized Gains / (Losses)	Estimated Fair Value September 30, 2024
Cash Investments	6,531	(6,728)	225	-	28
Fixed Income	7,597	2,478	144	95	10,314
Investment Certificate	94	-	-	(38)	56
Total	14,222	(4,250)	369	57	10,398